Summary Prospectus    February 12, 2021

As Revised September 23, 2021

JOHCM Emerging Markets

Small Mid Cap Equity Fund

Class	/ Ticker	Institutional Shares	JOMMX	Advisor Shares	JOMEX	Investor Shares	(Not currently offered)	Class Z Shares	(Not currently offered)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 12, 2021, as revised from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to https://www.johcm.com/us/how-to-invest/222/prospectus-sai, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

Investment Objective

The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Management Fee	1.30%		1.30%		1.30%		1.30%
Distribution (Rule 12b-1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	0.58%		0.58%		0.58%		0.58%
Total Annual Fund Operating Expenses	1.88%		1.98%		2.13%		1.88%
Fee Waivers and Reimbursements[2]	(0.39%	)	(0.39%	)	(0.39%	)	(0.39%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.49%		1.59%		1.74%		1.49%
[1]

Other Expenses have been adjusted from amounts incurred during the JOHCM Emerging Markets Small Mid Cap Equity Fund’s most recent fiscal year to reflect estimated current expenses. The JOHCM Emerging Markets Small Mid Cap Equity Fund, a series of Advisers Investment Trust, is the predecessor to the Fund (the “Predecessor Fund”).

[2]

JOHCM (USA) Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.49%, 1.59%, 1.74% and 1.49% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until June 30, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3, 5 and 10 year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$152	$553	$980	$2,169
Advisor Shares	$162	$584	$1,032	$2,275
Investor Shares	$177	$626	$1,108	$2,431
Class Z Shares	$152	$553	$980	$2,169

Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recently completed fiscal year, the portfolio turnover rate of the Predecessor Fund was 136.73% of the average value of its portfolio.

Principal Investment Strategy

The principal investment strategy of the Fund is substantially similar to that of the Predecessor Fund. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are located in emerging markets, including frontier markets. Equity securities include direct and indirect investments in common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. The Fund utilizes a bottom-up, business-focused approach based on careful study of individual companies and their competitive dynamics of the industries in which they participate. The Adviser strives to identify companies that are well managed, financially sound, fast growing, and strongly competitive and whose shares are underpriced relative to their intrinsic value. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid, and less developed than emerging markets.

Small-and mid-capitalization companies in emerging market countries are generally defined as companies with market capitalizations at the time of purchase below U.S. $5 billion or in the range of those market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index at the time of purchase. The MSCI Emerging Markets Small Cap Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap Index is between $7.1 million and $3.8 billion as of December 31, 2020. The size of the companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions. If the Fund continues to hold securities of small-and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed U.S. $5 billion, it may continue to treat them as small- or mid-capitalization companies for the purposes of the 80% requirement.

In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a foreign exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions. P-notes are typically issued by institutional investors that are registered with the relevant regulator in the non-U.S. country where the exchange for the underlying securities sits. In the case of India, which currently represents most or all of the Funds’ private investments, institutional investors registered with the Securities and Exchange Board of India issue P-notes to overseas investors who wish to invest in the Indian stock market without themselves registering with the Securities and Exchange Board of India.

The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.

The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time. While the Fund does not pursue active or frequent trading as a principal strategy, it has in the past and could in the future experience elevated levels of portfolio turnover when implementing its strategy in certain economic and market conditions.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Equity Securities Risk.  The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk.  The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk.  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Geographic Focus Risk.  The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

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Currency Risk.  Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Management Risk.  The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Investment Company Risk.  Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Participatory Notes Risk.  P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Portfolio Turnover Risk.  The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Regulatory Risk.  Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The Fund commenced operations upon the reorganization of the Predecessor Fund into the Fund on July 19, 2021. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

Best quarter:	2Q 2020	30.15%
Worst quarter:	1Q 2020	(25.59%	)

*	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 16.56%.

Average Annual Total Returns – for the Periods Ended December 31, 2020

	1 Year	5 Year	Since Inception^
Institutional Shares – Before Taxes	23.56%	12.69%	11.28%
Institutional Shares – After Taxes on Distributions	23.55%	11.71%	10.16%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	14.17%	9.86%	8.63%
Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)*	19.29%	8.19%	6.06%
Advisor Shares – Before Taxes	23.43%	12.57%	11.17%

^

The Institutional of the Predecessor Fund commenced operations on December 17, 2014. Advisor Shares commenced operations on January 28, 2016. Historical performance for Advisor Shares prior to its inception is based on the performance of the Institutional Shares. The performance of Advisor Shares has been adjusted to reflect differences in expenses.

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc. (the “Adviser”).

Portfolio Managers

Emery Brewer

Senior Fund Manager

Length of Service: Since 2014*

Dr. Ivo Kovachev

Senior Fund Manager

Length of Service: Since 2014*

Stephen Lew

Fund Manager

Length of Service: Since 2014*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

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Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $1,000,000

Advisor No minimum

Investor No minimum

Class Z $10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any Business Day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and JOHCM Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.